Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Restatement Adjustment
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
(Losses) gains included in net income related to financial instruments	$ 2,687,078